ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable to franchisees	¥ 1,150		¥ 652
Other payables	1,146		850
Accrued utilities and other accrued expenses	283		332
Liabilities related to customer loyalty program	264		166
Value-added tax, other tax and surcharge payables	337		234
Advance from noncontrolling interest holders	81		103
Total	¥ 3,261	$ 459	¥ 2,337